******************************* FORM N-PX REPORT *******************************

ICA File Number: 811-22543
Reporting Period: 07/01/2020 - 06/30/2021
KKR Income Opportunities Fund


UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX
ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY


Investment Company Act file number (811-22543)


KKR Income Opportunities Fund
(Exact name of registrant as specified in charter)

KKR Credit Advisors (US) LLC
555 California Street, 50th Floor
San Francisco, California 94104
(Address of principal executive offices) (Zip code)


U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)


Registrant's telephone number, including area code:
(415) 315-3620


Date of fiscal year end:   October 31

Date of reporting period: July 1, 2020 - June 30, 2021


======================== KKR Income Opportunities Fund =========================


NUVEEN CREDIT STRATEGIES INCOME FUND

Ticker:       JQC            Security ID:  67073D102
Meeting Date: APR 20, 2021   Meeting Type: Annual
Record Date:  JAN 29, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1b.1  Elect Director Jack B. Evans            For       Withhold     Management
1b.2  Elect Director Albin F. Moschner        For       Withhold     Management
1b.3  Elect Director Matthew Thornton, III    For       For          Management


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NUVEEN FLOATING RATE INCOME OPPORTUNITY FUND

Ticker:       JRO            Security ID:  6706EN100
Meeting Date: APR 20, 2021   Meeting Type: Annual
Record Date:  JAN 29, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1A.1  Elect Director Jack B. Evans            For       Withhold     Management
1A.2  Elect Director Matthew Thornton, III    For       For          Management


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VOYA PRIME RATE TRUST

Ticker:       PPR            Security ID:  92913A100
Meeting Date: MAY 21, 2021   Meeting Type: Special
Record Date:  MAR 08, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Investment Management           For       For          Management
      Agreement between Voya Prime Rate
      Trust and Saba Capital Management, L.P.
2     Approve Elimination of Fundamental      For       For          Management
      Investment Restriction Relating to
      Investing in Warrants
3     Approve Elimination of Fundamental      For       For          Management
      Investment Restriction Relating to
      Purchasing or Selling Equity
      Securities, Engaging in Short-Selling
      and the Use of Certain Option
      Arrangements
4     Approve Elimination of Fundamental      For       For          Management
      Investment Restriction Relating to
      Investing in Other Investment Companies
5     Approve Change in the                   For       For          Management
      Sub-Classification of the Fund from
      "Diversified" to "Non-Diversified" Fund
6     Approve Change of the Investment        For       Against      Management
      Objective and Make the Investment
      Objective Non-Fundamental
7     Adjourn Meeting                         For       Against      Management

========== END NPX REPORT

SIGNATURES


Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) KKR Income Opportunities Fund


By (Signature and Title)* /s/ Eric Mogelof
			  Eric Mogelof
			  President


Date   08/08/2021

* Print the name and title of each signing officer under his or her signature.